Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations and Commercial Commitments
The following tables summarize our approximate minimum contractual obligations and commercial commitments as of December 31, 2012:

	Payments Due in Period
	Total	Within 1 Year	Years 1– 3	Years 4 – 5	More than 5 Years
Leases	$113,000	$99,000	$14,000	$—	$—
Employment Contracts	1,402,000	550,000	852,000	—	—
Total	$1,515,000	$649,000	$866,000	$—	$—